Summary of Significant Accounting Policies - Schedule of allowance for credit losses (Detail) - SOLV Energy Holdings LLC [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accounting Policies [Line Items]
Balance, at beginning of year	$ 344	$ 2,979
Increase (decrease) in credit loss expense	437	(11)
Recoveries	0	(2,624)
Balance, at end of year	$ 781	$ 344